Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	2
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$249,011,124.88	0.7155492	$202,350,703.35	0.5814675	$46,660,421.53
Class A-2 Notes	$455,000,000.00	1.0000000	$455,000,000.00	1.0000000	$-
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$1,404,171,124.88	0.9341461	$1,357,510,703.35	0.9031046	$46,660,421.53

Weighted Avg. Coupon (WAC)	3.52%		3.52%
Weighted Avg. Remaining Maturity (WARM)	54.28		53.34
Pool Receivables Balance	$1,453,442,618.30		$1,408,935,968.27
Remaining Number of Receivables	78,762		77,784

Adjusted Pool Balance	$1,422,705,145.53		$1,379,412,061.65

III. COLLECTIONS

Principal:
Principal Collections	$44,117,677.01
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$151,124.97
Total Principal Collections	$44,268,801.98

Interest:
Interest Collections	$4,415,190.64
Late Fees & Other Charges	$68,670.99
Interest on Repurchase Principal	$-
Total Interest Collections	$4,483,861.63

Collection Account Interest	$2,547.59
Reserve Account Interest	$132.81
Servicer Advances	$-

Total Collections	$48,755,344.01

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	2
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$48,755,344.01
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$48,755,344.01
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,211,202.18		$1,211,202.18	$1,211,202.18
Collection Account Interest					$2,547.59
Late Fees & Other Charges					$68,670.99
Total due to Servicer					$1,282,420.76

2. Class A Noteholders Interest:
Class A-1 Notes		$55,335.81		$55,335.81
Class A-2 Notes		$200,958.33		$200,958.33
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$652,441.55		$652,441.55	$652,441.55

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$46,660,421.53

9. Regular Principal Distribution Amount:					$46,660,421.53

		Distributable Amount		Paid Amount
Class A-1 Notes				$46,660,421.53
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$47,477,039.22		$46,660,421.53
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$47,477,039.22		$46,660,421.53

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$30,737,472.77
Beginning Period Amount	$30,737,472.77
Current Period Amortization	$1,213,566.15
Ending Period Required Amount	$29,523,906.62
Ending Period Amount	$29,523,906.62
Next Distribution Date Required Amount	$28,336,005.42

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	2
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$18,534,020.65	$21,901,358.30	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.22%	1.45%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.30%	1.59%	1.65%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.12%	77,099	98.99%	$1,394,758,374.86
30 - 60 Days	0.73%	571	0.84%	$11,778,342.48
61 - 90 Days	0.12%	93	0.14%	$1,986,044.75
91 + Days	0.03%	21	0.03%	$413,206.18
		77,784		$1,408,935,968.27
Total
Delinquent Receivables 61 + days past due	0.15%	114	0.17%	$2,399,250.93
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.11%	83	0.12%	$1,702,173.53
Delinquency Ratio 61+ for 2nd Preceding Collection Period
Three-Month Average Delinquency Ratio	0.13%		0.14%

Repossession in Current Period		55		$1,311,558.61
Repossession Inventory		65		$1,248,483.47

Charge-Offs
Gross Principal of Charge-Off for Current Period				$388,973.02
Recoveries				$(151,124.97)
Net Charge-offs for Current Period				$237,848.05

Beginning Pool Balance for Current Period				$1,453,442,618.30

Net Loss Ratio				0.20%
Net Loss Ratio for 1st Preceding Collection Period				0.14%
Net Loss Ratio for 2nd Preceding Collection Period
Three-Month Average Net Loss Ratio for Current Period				0.17%

Cumulative Net Losses for All Periods				$421,431.39
Cumulative Net Losses as a % of Initial Pool Balance				0.03%

Principal Balance of Extensions				$5,736,473.38
Number of Extensions				254

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